FI - Quantitative information about level 3 liabilities at fair value (Details 15) SFr in Millions	Jun. 30, 2022 CHF (SFr)	Mar. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Liabilities
Due to banks	SFr 355	SFr 404	SFr 477
Customer deposits	3,307	3,437	3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,145	12,766	13,213
Obligation to return securities received as collateral	7,386	8,084	15,017
Trading liabilities	29,967	28,184	27,535
Short-term borrowings	10,049	8,225	10,690
Long-term debt	66,140	66,270	68,722
Other liabilities	2,620	SFr 2,562	2,592
Recurring basis
Liabilities
Due to banks	355		477
Customer deposits	3,307		3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,145		13,213
Obligation to return securities received as collateral	7,386		15,017
Trading liabilities	29,967		27,535
Short-term borrowings	10,049		10,690
Long-term debt	66,140		68,722
Other liabilities	2,620		2,592
Total liabilities at fair value	133,969		141,946
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,988		12,500
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	28,814		30,486
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	4,967		5,077
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,593		10,702
Recurring basis | Debt securities
Liabilities
Trading liabilities	7,913		7,677
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,701		3,635
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	4,161		3,955
Recurring basis | Equity securities
Liabilities
Trading liabilities	6,102		9,012
Recurring basis | Short positions
Liabilities
Trading liabilities	14,015		16,689
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	15,952		10,846
Recurring basis | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	296
Recurring basis | Level 3
Liabilities
Due to banks	0		0
Customer deposits	299		394
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		14
Trading liabilities	2,456		2,809
Short-term borrowings	716		1,032
Long-term debt	6,656		9,676
Other liabilities	495		518
Total liabilities at fair value	10,622		14,443
Recurring basis | Level 3 | Option model
Liabilities
Short-term borrowings	SFr 475		SFr 905
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Short-term borrowings, measurement input			50
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Short-term borrowings, measurement input			100
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input			72
Recurring basis | Level 3 | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	(13)
Recurring basis | Level 3 | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	237
Recurring basis | Level 3 | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	216
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	(50)		(50)
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100		100
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	71		70
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0		0
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	2		3
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	1		1
Recurring basis | Level 3 | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0		0
Recurring basis | Level 3 | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	4		3
Recurring basis | Level 3 | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	1		1
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	6		0
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	185		163
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	35		16
Recurring basis | Level 3 | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Short-term borrowings, measurement input			101
Recurring basis | Level 3 | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Short-term borrowings, measurement input			440
Recurring basis | Level 3 | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input			358
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Short-term borrowings	SFr 142		SFr 24
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	4		0
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	284		181
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	3		51
Recurring basis | Level 3 | Price
Liabilities
Short-term borrowings	SFr 7
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	19
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	120
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	52
Recurring basis | Level 3 | Market comparable
Liabilities
Short-term borrowings			SFr 73
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input			34
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input			120
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input			94
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	SFr 320		SFr 1,464
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input			50
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input			100
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input			72
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input			(50)
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input			100
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input			69
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input			0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input			3
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input			1
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input			0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input			3
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input			1
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input			0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input			163
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input			16
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Long-term debt, measurement input			101
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Long-term debt, measurement input			440
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Long-term debt, measurement input			358
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	4,383		SFr 6,318
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model
Liabilities
Long-term debt	SFr 3,901		SFr 5,813
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50		50
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100		100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	72		72
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	(13)		3
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	237		92
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	216		75
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(50)		(50)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	100		100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	71		75
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	2		3
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	1		1
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Long-term debt, measurement input	15
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Long-term debt, measurement input	15
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Long-term debt, measurement input	7
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	185		163
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	26		19
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Long-term debt, measurement input	89		101
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Long-term debt, measurement input	416		440
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Long-term debt, measurement input	328		358
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt			SFr 474
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Consolidation, Eliminations [Member]
Liabilities
Long-term debt	SFr 421
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input			8
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input			702
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input			72
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Consolidation, Eliminations [Member] | Minimum
Liabilities
Long-term debt, measurement input	9
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Consolidation, Eliminations [Member] | Maximum
Liabilities
Long-term debt, measurement input	1,677
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Consolidation, Eliminations [Member] | Weighted average
Liabilities
Long-term debt, measurement input	99
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price
Liabilities
Long-term debt	SFr 9		SFr 9
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Long-term debt, measurement input	25		26
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Long-term debt, measurement input	25		26
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Long-term debt, measurement input	25		26
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	SFr 1,826		SFr 1,854
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model
Liabilities
Long-term debt	SFr 364		SFr 382
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50		50
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100		100
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	72		72
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	16		16
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	30		30
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	24		24
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	9		9
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	9		9
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	9		9
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price
Liabilities
Long-term debt	SFr 1,461		SFr 1,472
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	9		9
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	9		35
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	9		9
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	SFr 0		SFr 0
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	7		3
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	7		3
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	47		22
Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	54		25
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	2,402		2,784
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	55		26
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	14		57
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,447		1,787
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model
Liabilities
Trading liabilities	SFr 1,393		SFr 1,696
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Trading liabilities, measurement input	50		50
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100		100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	72		72
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(50)		(50)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100		100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	68		67
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(1)		(1)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	185		163
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	32		17
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Trading liabilities, measurement input	89		101
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Trading liabilities, measurement input	416		440
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	328		358
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0		0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Maximum
Liabilities
Trading liabilities, measurement input	15		7
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	4		4
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price
Liabilities
Trading liabilities			SFr 63
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input			0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input			849
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			2
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	SFr 560
Bank
Liabilities
Due to banks	355		SFr 477
Customer deposits	3,307		3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,239		13,307
Obligation to return securities received as collateral	7,386		15,017
Trading liabilities	29,967		27,539
Short-term borrowings	10,049		10,690
Long-term debt	65,276		67,788
Other liabilities	2,604		2,568
Bank | Recurring basis
Liabilities
Due to banks	355		477
Customer deposits	3,307		3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,239		13,307
Obligation to return securities received as collateral	7,386		15,017
Trading liabilities	29,967		27,539
Short-term borrowings	10,049		10,690
Long-term debt	65,276		67,788
Other liabilities	2,604		2,568
Total liabilities at fair value	133,183		141,086
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,988		12,500
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	28,814		30,486
Bank | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	4,967		5,077
Bank | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,621		10,708
Bank | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt			7,133
Bank | Recurring basis | Debt securities
Liabilities
Trading liabilities	7,913		7,677
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,701		3,635
Bank | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	4,161		3,955
Bank | Recurring basis | Equity securities
Liabilities
Trading liabilities	6,102		9,016
Bank | Recurring basis | Short positions
Liabilities
Trading liabilities	14,015		16,693
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	15,952		10,846
Bank | Recurring basis | Level 3
Liabilities
Due to banks	0		0
Customer deposits	299		394
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		14
Trading liabilities	2,456		2,809
Short-term borrowings	716		1,032
Long-term debt	6,656		9,676
Other liabilities	495		517
Total liabilities at fair value	10,622		14,442
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	320		1,464
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	4,383		6,318
Bank | Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	1,826		1,854
Bank | Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0		0
Bank | Recurring basis | Level 3 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt			0
Bank | Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	7		3
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	7		3
Bank | Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	47		22
Bank | Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	54		25
Bank | Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	2,402		2,784
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	55		26
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	14		57
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,447		SFr 1,787